Hedge accounting (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 282,444	R$ 273,280
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	684	(34)	R$ 699
Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	19,208	9,933
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(13,986)	(14,836)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	208,993	225,396
Hedging instrument, assets	276	424
Hedging instrument, liabilities	427	685
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	175	(554)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	176	(607)
Reclassification adjustments on cash flow hedges, net of tax	(174)	379
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(1)	53
Interest Rate Futures [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	170,514	206,586
Hedging instrument, assets	53	31
Hedging instrument, liabilities	43	27
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	42	(653)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	42	(706)
Reclassification adjustments on cash flow hedges, net of tax	(168)
Gain (loss) on hedge ineffectiveness recognised in profit or loss		53
Interest Rate Forward [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	10,582	7,853
Hedging instrument, assets	44
Hedging instrument, liabilities		646
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	21	16
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	21	16
Reclassification adjustments on cash flow hedges, net of tax	4	1
Interest Rate Swap 2 [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	24,286	8,071
Hedging instrument, assets	179	201
Hedging instrument, liabilities	101	11
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	89	85
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	90	85
Reclassification adjustments on cash flow hedges, net of tax	(1)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(1)
Futures contract [member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,278	249
Hedging instrument, assets		2
Hedging instrument, liabilities	7
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	36
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	36
Reclassification adjustments on cash flow hedges, net of tax	(9)	378
Forward contract [member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	2,333	2,278
Hedging instrument, assets		136
Hedging instrument, liabilities	276	1
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(13)	(1)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(13)	(1)
Swaps [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value		359
Hedging instrument, assets		54
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness		(1)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		R$ (1)